CRITICAL ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Retained Earnings (Accumulated Deficit)	$ 1,908,287	$ 1,096,594	$ 3,000,000
Property, Plant and Equipment, Useful Life	3 years
Share based compensation	$ 180,600
Income Tax Examination, Penalties and Interest Expense	$ 0
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	37,000,000